Financial assets at FVTOCI - Details of financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	₩ 32,145,758		₩ 38,126,977
Equity securities	939,322		992,812
Total	33,085,080	$ 26,253,833	39,119,789
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	32,145,758		38,126,977	₩ 28,948,141	₩ 26,795,161
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	32,145,758		38,126,977
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	5,487,983		4,728,085
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	16,870,619		22,909,615
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	4,044,446		5,091,035
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	5,644,684		5,299,707
Securities Loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Debt securities	98,026		98,535
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Equity securities	₩ 939,322		₩ 992,812